Income Taxes (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Provision for income taxes at Hong Kong profits tax rate	1,747		2,990	3,842	(3,795)
Effect of different tax rates in other jurisdictions	1,544		13,676	42,800	11,625
Effect of income not chargeable for tax purpose	(6)		(21)	(70,292)	(12,192)
Effect of expenses not deductible for tax purpose	19		818	56,740	16,797
Tax effect of unused tax losses not recognized	40		0	16	(1,578)
Over provision in previous years	0		(652)	0
Income Tax Expense (Benefit)	3,344	13,379	16,811	33,106	10,857